o BT INSURANCE FUNDS TRUST o





                            EAFE(R) EQUITY INDEX FUND






                               SEMI-ANNUAL REPORT
                              --------------------
                                 JUNE o 1999

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BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

      LETTER TO SHAREHOLDERS ........................    3
      EAFE EQUITY INDEX FUND
        Schedule of Investments .....................    6
        Statement of Assets and Liabilities .........   13
        Statement of Operations .....................   14
        Statements of Changes in Net Assets .........   15
        Financial Highlights ........................   16
        Notes to Financial Statements ...............   17

                               ------------------
           The Fund is not insured by the FDIC or any other government agency and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              ------------------

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BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
MARKET ACTIVITY
Overall, 15 of the 20 EAFE(R) markets posted gains for the semi-annual period ended June 30, 1999, and nine had double-digit returns. Equities accounted for most of the advance of the MSCI EAFE(R) 1 Index2, gaining in each month of the period except May; currencies lost ground throughout.

The major story of the first half of 1999 was the rather significant market rotations in the EAFE markets, as European markets pulled back, and Asian and Pacific Rim markets recovered strongly. The two biggest influences on EAFE Index performance were the stunning reversal of the Japanese equity market and the introduction of the Euro.

EUROPE
Regionally, Europe declined 3.2% in U.S. dollar terms during the semi-annual period. The previously outperforming European markets were hurt by a strong U.S. dollar, slowing domestic growth rates, and increased competition resulting from the January 1, 1999 introduction of the common Euro currency.

o GREAT EXPECTATIONS FOR THE MUCH-ANTICIPATED INTRODUCTION OF THE EURO IN JANUARY HAD FUELED A STRONG EUROPEAN MARKET IN 1998 AND INTO JANUARY 1999, ONLY TO DISAPPOINT LATER. Strategists expected impressive capital flows into Europe as the unified market promoted a more stable economic environment and greater transparency in financial reporting. However, the Euro's value versus the U.S. dollar declined by about 13% since its inception, dampening European equity returns in U.S. dollar terms.

o ON THE OTHER HAND, EUROPEAN MARKETS RESPONDED TO SEVERAL POSITIVE FACTORS AS WELL.

  o MERGER ACTIVITY ROSE AS COMPANIES SOUGHT ECONOMIES OF SCALE IN AN ENLARGED "DOMESTIC" MARKET. -- For example, in January, Zeneca PLC (UK) agreed to buy Astra (Sweden), and Ford Motor bid to buy Volvo's car unit. France's Societe Generale bought competitor Paribas in February, and other bank stocks rose as investors felt there would be more mergers in the fragmented European banking sector. Takeover activity remained strong in April, as Deutsche Telecom and Telecom Italia announced a merger in an attempt to fend off Olivetti's bid for the Italian phone company. By the end of the semi-annual period, Olivetti had won the battle for Telecom Italia in the largest leveraged buyout in European history, buoying somewhat the European markets overall. Also in June, Repsol, the Spanish energy firm, received shareholder approval for its bid to buy YPF, the Argentinian oil company.

  o MANY EUROPEAN COMPANIES CONTINUED TO ANNOUNCE BETTER THAN EXPECTED EARNINGS. -- For instance, Finland was a top performing market during the first quarter of 1999, rising on better than expected earnings from Nokia, the global telecommunications company whose shares account for more than 50% of the Finnish market. Austria was the top performing market in February, rising on better than expected earnings from Bank Austria, the country's largest bank.

  o EUROPEAN GOVERNMENTS CONTINUED TO CUT INTEREST RATES. -- Norway, the United Kingdom, Switzerland, and the European Central Bank each cut rates, prompting several equity markets to rally in response.


  o POLITICAL AND ECONOMIC EVENTS PROMPTED STRONG REACTION. -- In March 1999, German Finance Minister LaFontaine resigned amid disagreements over policy matters. European equity markets rallied on the news, as investors felt that the new Minister, Eichel, would be more pro-business. In June 1999, European markets rallied in response to lower than expected U.S. inflation figures and the perception that the Federal Reserve Board would not necessarily be inclined to raise U.S. interest rates further.

PACIFIC BASIN
The Pacific Basin rose 21% in U.S. dollar terms during the semi-annual period. The previously struggling Asian and Pacific Rim markets rallied back from 1998's global economic woes primarily due to falling domestic interest rates, stable currencies, strong domestic consumption, and improving exports.

o JAPAN HAD A PARTICULARLY STRONG SHOWING IN THE LAST MONTH OF ITS FISCAL YEAR, MARCH 1999, WITH ITS EQUITY MARKET RISING BASED LARGELY ON STRONG FOREIGN BUYING. -- Foreigners bought 1.7 trillion yen in March, the largest monthly amount on record. The bullishness arose after several companies announced restructuring plans, with the goal of increasing profitability. Some of the companies included Sony, Oji Paper, and Japan Airlines. By May, the Japanese market reversed some of its earlier gains, as foreign demand for stock turned negative after four consecutive months of aggressive buying by foreign hedge funds, asset allocators and active managers. In June, Japan's equity market rallied back, spurred on by signs of economic recovery and continued foreign buying of Japanese shares. At June 30, 1999, Japan's EAFE market weight was 24%, the highest level in recent years.

o HONG KONG'S EQUITY MARKET ROSE, AS INVESTORS BECAME MORE OPTIMISTIC ABOUT CORPORATE EARNINGS. -- In addition, the Hong Kong government announced in March that it would be selling its $23 billion stock portfolio over the next three years. In April, Hong Kong was the best performing EAFE market, as foreigners increased their equity allocation to the market when the Hong Kong central bank cut its interest rates by 0.25% to 8.5% and the property market strengthened.

o ENCOURAGED BY INVESTOR CONFIDENCE OF ECONOMIC RECOVERY IN THE REGION, OTHER ASIAN EQUITY MARKETS ALSO PERFORMED WELL FOR THE SEMI-ANNUAL PERIOD.
   -- Singapore, Australia, and New Zealand were among the stronger performing markets in the region.

INVESTMENT REVIEW (3)

                                                                          AVERAGE
                                                                           ANNUAL
                                                                           TOTAL
PERIODS ENDED JUNE 30, 1999        CUMULATIVE TOTAL RETURNS               RETURNS
----------------------------- ----------------------------------- ------------------------
                              Past 6      Past        Since        Past        Since
                              months     1 year     inception     1 year     inception
------------------------------------------------------------------------------------------
  BT EAFE(R) (1) Equity
    Index Fund (4)
    (inception 8/22/97)       4.11%      8.29%            18.25%  8.29%             9.46%
------------------------------------------------------------------------------------------
  MSCI EAFE Index (2)         3.97%      7.62%            17.43%  7.62%             9.16%

MANAGER OUTLOOK
A fundamental reassessment of the global economic outlook was the big story for the financial markets during the first half of 1999. The nightmare scenarios of Armageddon, deflation and financial meltdown that prevailed late last year were replaced by signs of improving growth, particularly in Asia. These emerging market economies

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BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
saw their currencies as well as their fixed income and equity markets bounce back sharply. Nascent signs of a recovery in the long-suffering Japanese economy were key to this recovery. In Europe, signs of vitality were a little harder to come by, but things do seem to be pointing up as we look ahead, giving some support to equities.

Provided the monetary tightening in the U.S. remains fairly modest, it is unlikely to cause serious repercussions in the rest of the world. In Europe, we expect growth to improve gradually over the balance of the year, bringing to an end the period of monetary easing. Given the slack in these economies, however, there is no serious threat, we believe, of overheating or monetary tightening in the foreseeable future. Equity markets in Europe should perform well against the backdrop of improving growth and still-benign inflation. We remain somewhat skeptical that a full-fledged recovery is underway in Japan, though the worst is probably past.

Of course, as an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE Index with net dividends, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

                              /s/ Richard J. Vella
                              --------------------

                                Richard J. Vella
            PORTFOLIO MANAGER OF THE EAFE(R) EQUITY INDEX PORTFOLIO
                                 June 30, 1999

----------

(1)The MSCI EAFE Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.
(2)The MSCI EAFE Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. Investments cannot be made in an index.
(3)Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
(4)Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

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BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------
Diversification of Portfolio Investments
By Sector as of June 30, 1999 (Unaudited)

[PIE CHART APPEARS HERE WITH THE FOLLOWING VALUES]

United States                                      3%
Spain                                              3%
Italy                                              4%
Netherlands                                        6%
Switzerland                                        6%
France                                             9%
Germany                                            9%
Australia                                          3%
Japan                                             24%
United Kingdom                                    21%
Other (+)                                         12%

(+) Consists of countries less than 3%.

--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
Comparison of Change in Value of a $10,000 investment in the EAFE Equity Index Fund, with the MSCI EAFE(R) Index from August 22, 1997 through June 30, 1999.

Average Annual Total Returns for the Periods Ended June 30, 1999

Six months                       Since 8/22/97*
  4.11%                             9.46%

*THE FUND'S INCEPTION DATE.
INVESTMENT RETURN AND PRINCIPAL VALUE
MAY FLUCTUATE SO THAT SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS
THAN THEIR ORIGINAL COST.

                                     [GRAPH APPEARS HERE.]

                                      -- EAFE(R)Equity Index Fund - $11,825

                                     --- MSCI EAFE(R)Index - $11,743

                                     8/97              $10,000
                                    12/97               $9,400
                                     6/98              $10,800
                                    12/98              $11,400
                                     6/99              $11,700

Past performance is not indicative of future performance. The MSCI EAFE(R) index is unmanaged. Investments may not be made in an index. The Fund is subject to investment risks, including possible loss of principal amount invested.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

    Shares                         Description                      Value
-------------   -------------------------------------------------   -------
                COMMON STOCKS - 95.85%
                AUSTRALIA - 2.64%
     3,241      Amcor Ltd. ......................................   $17,992
     4,621      AMP Ltd. (a) ....................................    50,452
     1,821      Australian Gas and Light Co., Ltd. ..............    11,063
     4,646      Boral Ltd. ......................................     7,862
       962      Brambles Industries Ltd. ........................    25,310
     7,426      Broken Hill Proprietary Co., Ltd. ...............    85,907
     6,804      Coca Cola Amatil Ltd. ...........................    27,387
     4,938      Coles Myer Ltd. .................................    28,693
     5,934      Colonial Ltd. (144A) ............................    20,986
     8,533      CSR Ltd. ........................................    24,368
    12,474      Foster's Brewing Group Ltd. .....................    35,111
     7,664      General Property Trust ..........................    12,443
     2,508      Gio Australia Holdings Ltd. .....................     6,102
     2,157      Lend Lease Corp., Ltd. ..........................    29,577
     6,303      National Australia Bank Ltd. ....................   104,165
     8,649      News Corp., Ltd. ................................    73,698
     6,524      Normandy Mining Ltd. ............................     4,339
     1,158      Orica Ltd. ......................................     6,316
     4,100      Pacific Dunlop Ltd. .............................     5,908
     3,110      Pioneer International Ltd. ......................     7,915
     1,240      Rio Tinto Ltd. ..................................    20,306
     4,959      Southcorp Holdings Ltd. .........................    20,000
     2,112      Suncorp-Metway Ltd ..............................    12,565
     2,540      TABCORP Holdings Ltd. ...........................    17,093
    22,060      Telstra Corp., Ltd. .............................   126,243
     1,663      Wesfarmers Ltd. .................................    14,951
     8,870      Westfield Trust Ltd. ............................    17,931
       276      Westfield Trust - New Units .....................       555
     8,019      Westpac Banking Corp., Ltd. .....................    51,949
     5,497      WMC Ltd. ........................................    23,583
     6,338      Woolworths Ltd. .................................    21,053
                                                                    -------
                                                                    911,823
                                                                    -------
                AUSTRIA - 0.17%
       260      Austrian Airlines Osterreichische
                Luftverkehrs AG .................................     6,269
       140      Austria Tabakwerke AG ...........................     8,150
        40      Generali Holding Vienna AG ......................     7,336
       150      Oesterreichische Elektrizitaets-
                wirtschafts AG-A ................................    21,823
        70      VA Technologie AG ...............................     6,336
       400      Wienerberger Baustoffindustrie AG ...............    10,349
                                                                    -------
                                                                     60,263
                                                                    -------
                BELGIUM - 1.42%
        76      Barco N.V. ......................................    12,224
        14      Colruyt SA ......................................     9,203
       171      Delhaize Le Lion SA .............................    14,544
        25      D' Ieteren NV SA ................................    11,537
       233      Electrabel SA ...................................    75,142
     3,070      Fortis (B) (a) ..................................    96,319
       112      Fortis (B) - CVG (a) ............................       637
     1,008      Fortis B-Strip VVPR (a) .........................        10
       120      Groupe Bruxelles Lambert SA .....................    20,265
     1,316      KBC Bancassurance Holding .......................    77,967
       104      PetroFina SA ....................................    59,686
       426      Solvay SA .......................................    28,245

    Shares                         Description                      Value
-------------   -------------------------------------------------   -------
       408      Tractebel .......................................   $57,172
       700      UCB SA ..........................................    29,932
                                                                    -------
                                                                    492,883
                                                                    -------
                DENMARK - 0.77%
       200      Carlsberg AS-A ..................................     8,037
       200      Carlsberg AS-B ..................................     8,314
         4      A/S Dampskibsselskabet Svendborg ................    49,383
       301      Danisco AS ......................................    13,555
       300      Den Danske Bank .................................    32,423
         5      D/S 1912-B ......................................    44,201
       147      ISS International Service Systems AS-B ..........     7,801
       365      Novo Nordisk AS-B ...............................    39,297
     1,010      Tele Danmark AS-B ...............................    49,541
       200      Unidanmark AS-A .................................    13,302
                                                                    -------
                                                                    265,854
                                                                    -------
                FINLAND - 1.84%
       700      Kemira Oyj ......................................     4,227
       500      Kesko Oyj .......................................     6,723
     4,500      Merita Ltd. .....................................    25,548
       200      Metra Oyj-B .....................................     4,224
     5,200      Nokia Oyj-A .....................................   455,415
       600      Outokumpu Oyj-A .................................     6,738
       200      Pohjola Group Insurance Corp. ...................    10,252
       300      Sampo Insurance Co., Ltd.-A .....................     8,686
        50      SGL Carbon AG ...................................     3,864
     2,500      Sonera Group Oyj (a) ............................    54,609
       600      Tieto Corp. - B SHS (a) .........................    24,976
     1,100      UPM-Kymmene Oyj .................................    31,508
                                                                    -------
                                                                    636,770
                                                                    -------
                FRANCE - 9.02%
       162      Accor SA ........................................    40,644
       912      Alcatel Alsthom .................................   128,266
     1,539      AXA-UAP .........................................   187,589
       970      Banque Nationale de Paris .......................    80,755
       155      Eridania Beghin-Say SA ..........................    22,199
       244      BIC .............................................    12,859
       145      Bouygues ........................................    38,291
       147      Canal Plus ......................................    41,213
       299      Cap Gemini Sogeti ...............................    46,951
     1,070      Carrefour Supermarche SA ........................   157,103
       437      Compagnie de Saint Gobain .......................    69,566
       345      Danone ..........................................    88,868
     1,180      Elf Aquitaine SA ................................   173,010
        50      Essilor International ...........................    15,615
       320      Etablissements Economiques du Casino
                Guichard-Perrachon SA ...........................    28,026
     4,392      France Telecom SA ...............................   331,478
       457      LaFarge SA ......................................    43,414
       259      Lagardere SCA ...................................     9,634
       356      L'Air Liquide ...................................    55,938
       151      Legrand SA ......................................    30,712
       292      L'OREAL .........................................   197,215
       374      LVMH (Moet-Hennessy Louis Vuitton) ..............   109,401
       651      Michelin-B ......................................    26,609
       818      Paribas .........................................    91,615
       127      Pechiney SA .....................................     5,454

                       See Notes to Financial Statements

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BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

    Shares                          Description                            Value
-------------   --------------------------------------------------        ------
     531        Pinault-Printemps-Redoute SA .....................   $   91,040
      82        Promodes .........................................       53,777
     267        PSA Peugeot Citroen ..............................       42,091
   1,648        Rhone-Poulenc-A ..................................       75,239
   3,328        Sanofi SA ........................................      141,104
     775        Schneider SA .....................................       43,479
     115        Simco SA .........................................        9,716
     466        Societe Generale .................................       82,056
     186        Sodexho Alliance SA ..............................       32,005
     697        Suez Lyonnaise des Eaux ..........................      125,605
      73        Technip ..........................................        8,183
   1,108        Total SA-B .......................................      142,818
     600        Usinor Sacilor ...................................        8,933
     444        Valeo SA .........................................       36,598
   2,432        Vivendi ..........................................      196,831
                                                                     ----------
                                                                      3,121,900
                                                                     ----------
                GERMANY - 9.00%
     200        Adidas AG ........................................       19,834
   1,066        Allianz AG .......................................      295,457
     200        AMB Aachener & Muenchener
                Beteiligungs AG ..................................       20,607
      50        Axa Colonia Konzrn AG ............................        4,791
   2,900        BASF AG ..........................................      128,036
   3,100        Bayer AG .........................................      129,041
   1,796        Bayerische Hypotheken-und Wechsel-
                Bank AG ..........................................      116,582
     250        Beiersdorf AG ....................................       16,614
     350        Continental AG ...................................        8,294
   4,287        DaimlerChrysler AG (a) ...........................      371,037
   2,627        Deutsche Bank AG .................................      160,103
   1,850        Deutsche Lufthansa AG ............................       33,510
   9,400        Deutsche Telekom AG ..............................      394,191
   2,400        Dresdner Bank AG .................................       93,721
     250        Heidelberger Zement AG ...........................       20,607
     250        Hochtief AG ......................................       11,488
      50        Karstadt AG ......................................       24,007
     500        MAN AG ...........................................       17,052
   1,700        Mannesmann AG ....................................      253,456
     750        Merck KGaA .......................................       24,373
   1,160        Metro AG .........................................       71,951
     412        Muenchener Rueckversicherungs-
                Gesellschaft AG ..................................       76,199
     362        Muenchener Rueckversicherungs-
                Gesellschaft AG ..................................       66,019
     843        Preussag AG ......................................       45,253
   2,050        RWE AG ...........................................       94,817
     250        SAP AG ...........................................       84,489
     300        Schering AG ......................................       31,776
   2,450        Siemens AG .......................................      188,822
   2,500        Thyssen AG .......................................       54,943
   2,150        VEBA AG ..........................................      126,269
     100        Viag AG ..........................................       47,190
   1,310        Volkswagen AG ....................................       83,820
                                                                     ----------
                                                                      3,114,349
                                                                     ----------
                HONG KONG - 2.46%
   4,473        Bank of East Asia Ltd. ...........................       11,329
  21,000        Cathay Pacific Airways ...........................       32,209


    Shares                          Description                            Value
-------------   --------------------------------------------------   ----------------
  10,000        Cheung Kong Holdings Ltd. ........................   $   88,934
  10,000        CLP Holdings Ltd. ................................       48,591
   8,700        Hang Seng Bank Ltd. ..............................       97,276
  54,442        Hong Kong Telecommunications Ltd. ................      141,392
  20,234        Hong Kong and China Gas Co., Ltd. ................       29,339
  17,000        Hutchison Whampoa Ltd. ...........................      153,926
   4,000        Johnson Electric Holdings Ltd. ...................       16,498
  11,682        New World Development Co., Ltd. ..................       35,007
   2,000        Television Broadcasts Ltd. .......................        9,383
  10,000        Shangri-La Asia Ltd. .............................       12,373
  11,191        Sun Hung Kai Properties Ltd. .....................      102,050
   7,000        Swire Pacific Ltd.-A .............................       34,645
  12,000        Wharf Holdings Ltd. ..............................       37,429
                                                                     ----------
                                                                        850,381
                                                                     ----------
                IRELAND - 0.40%
   3,946        Allied Irish Banks Plc. ..........................       51,838
   2,178        CRH Plc. .........................................       38,599
   1,349        Independent Newpapers Plc. .......................        6,463
   1,179        Irish Life & Permanent PLC .......................       12,454
   3,447        Jefferson Smurfit Group Plc. .....................        8,080
   1,068        Kerry Group Plc.-A ...............................       12,655
     933        Ryanair Holdings Plc. (a) ........................        9,661
                                                                     ----------
                                                                        139,750
                                                                     ----------
                ITALY - 4.15%
   9,313        Alitalia SPA (a) .................................       24,181
   4,781        Assicurazioni Generali ...........................      165,517
   7,693        Banca Commerciale Italiana .......................       56,120
  12,068        Banca Intesa SPA (a) .............................       57,944
   8,618        Benetton Group SPA ...............................       16,960
  24,235        Credito Italiano SPA .............................      106,374
   4,476        Edison SPA .......................................       38,740
  34,291        ENI SPA ..........................................      204,571
  15,748        Fiat SPA .........................................       49,814
  23,317        Istituto Nazionale delle Assicurazioni (INA)......       54,056
   2,884        Italgas SPA ......................................       12,094
   1,887        Mediobanca SPA ...................................       19,734
  13,016        Montedison SPA ...................................       21,190
  12,589        Olivetti Group SPA (a) ...........................       30,223
   6,909        Parmalat Finanziaria SPA .........................        9,041
     795        Rinascente SPA ...................................        6,012
   1,847        Riunione Adriatica di Sicurta SPA ................       17,927
   7,083        San Paolo-IMI SPA ................................       96,333
  11,016        Telecom Italia Mobile RCN ........................       40,521
  28,457        Telecom Italia Mobile SPA ........................      169,767
   1,179        Telecom Italia RCN ...............................        6,390
  21,673        Telecom Italia SPA ...............................      225,094
   17860        Unione Immobiliare SPA ...........................        7,913
                                                                     ----------
                                                                      1,436,516
                                                                     ----------
                JAPAN - 23.48%
   1,000        Acom Co., Ltd. ...................................       86,399
   3,000        Ajinomoto Co., Inc. ..............................       34,229
   1,000        Alps Electric Co. ................................       23,439
  16,000        Asahi Bank Ltd. ..................................       76,726
   3,000        Asahi Breweries Ltd. .............................       37,354
   7,000        Asahi Chemical Industry Co., Ltd. ................       38,834
   8,000        Asahi Glass Co., Ltd. ............................       51,922

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

    Shares                          Description                           Value
-------------   ---------------------------------------------------      -------
    20,000      Bank of Tokyo-Mitsubishi Ltd. .....................   $284,911
     3,000      Bank of Yokohama Ltd. .............................      7,714
     4,000      Bridgestone Corp. .................................    121,042
     4,000      Canon, Inc. .......................................    115,089
     2,000      Casio Computer Co., Ltd. ..........................     15,213
     2,000      Chiba Bank Ltd. ...................................      7,391
     4,000      Chichibu Onoda Cement Corp. .......................     11,476
     1,000      Citizen Watch Co., Ltd. ...........................      8,681
       500      Credit Saison Co., Ltd. ...........................     10,459
     4,000      Dai Nippon Printing Co., Ltd. .....................     63,993
     2,000      Daiei, Inc. .......................................      6,846
     1,000      Daiichi Pharmaceutical ............................     15,527
     3,000      Daikin Industries, Ltd. ...........................     34,849
     6,000      Dainippon Ink & Chemicals, Inc. ...................     20,438
     3,000      Daiwa House Industry Co., Ltd. ....................     31,575
     6,000      Daiwa Securities Co., Ltd. ........................     39,686
     4,000      Denso Corp. .......................................     81,356
        17      East Japan Railway Co. ............................     91,360
     2,000      Ebara Corp. .......................................     23,795
     2,000      Eisai Co., Ltd. ...................................     39,438
     1,000      Fanuc .............................................     53,741
    15,000      Fuji Bank Ltd. ....................................    104,671
     2,000      Fuji Photo Film Co. ...............................     75,734
    10,000      Fujitsu Ltd. ......................................    201,323
     2,000      Furukawa Electric Co., Ltd. .......................      9,177
     4,000      Gunma Bank ........................................     25,134
     6,000      Hankyu Corp. ......................................     23,811
    14,000      Hitachi Ltd. ......................................    131,377
     3,000      Hitachi Zosen Corp. ...............................      3,621
     4,000      Honda Motor Co., Ltd. .............................    169,657
     1,000      House Foods Corp. .................................     14,750
    12,000      Industrial Bank of Japan ..........................     95,246
     4,000      Itochu Corp. ......................................      9,955
     2,000      Ito-Yokado Co., Ltd. ..............................    133,940
     8,000      Japan Airlines ....................................     26,457
     5,000      Japan Energy Corp. ................................      5,870
     3,000      Joyo Bank .........................................     11,683
     2,000      JUSCO Co. .........................................     36,379
     5,000      Kajima Corp. ......................................     18,189
     1,000      Kaneka Corp. ......................................      9,425
     4,800      Kansai Electric Power Co., Inc. ...................     91,277
     3,000      Kao Corp. .........................................     84,332
     8,000      Kawasaki Heavy Industries Ltd. ....................     21,695
    14,000      Kawasaki Steel Corp. ..............................     26,160
     2,000      Kinden Corp. ......................................     21,579
    11,000      Kinki Nippon Railway ..............................     54,113
     5,000      Kirin Brewery Co., Ltd. ...........................     59,942
     1,000      Kokuyo ............................................     16,122
     5,000      Komatsu Ltd. ......................................     31,955
     7,000      Kubota Corp. ......................................     20,951
     2,000      Kuraray Co., Ltd. .................................     24,076
     1,000      Kurita Water Industries ...........................     17,941
     1,000      Kyocera Corp. .....................................     58,702
     2,000      Kyowa Hakko Kogyo .................................     11,459
     2,000      Marui Co., Ltd. ...................................     33,072
     9,000      Matsushita Electric Industrial Co., Ltd. ..........    174,866
     2,000      Minabea Co., Ltd. .................................     22,323

    Shares                          Description                             Value
-------------   ---------------------------------------------------   ----------------
    10,000      Mitsubishi Chemical Corp. .........................   $ 34,642
     7,000      Mitsubishi Corp. ..................................     47,458
     9,000      Mitsubishi Electric Corp. .........................     34,601
     7,000      Mitsubishi Estate Co., Ltd. .......................     68,351
    15,000      Mitsubishi Heavy Industries Ltd. ..................     60,893
     4,000      Mitsubishi Materials Corp. ........................      8,962
     7,000      Mitsubishi Trust & Banking Corp. ..................     68,061
     5,000      Mitsui Fudosan Co., Ltd. ..........................     40,513
     4,000      Mitsui Marine & Fire Insurance Co., Ltd. ..........     19,678
     3,000      Mitsui Trust & Banking Co., Ltd. ..................      4,787
     7,000      Mitsui & Co. ......................................     48,847
     2,000      Mitsukoshi Ltd. ...................................      8,698
     1,000      Murata Manufacturing Co., Ltd. ....................     65,812
     1,000      Mycal Corp. .......................................      6,284
     8,000      NEC Corp. .........................................     99,545
     2,000      NGK Insulators ....................................     20,901
     1,000      Nikon Corp. .......................................     16,370
     1,000      Nippon Comsys Corp. ...............................     16,246
     5,000      Nippon Express Co., Ltd. ..........................     29,971
     2,000      Nippon Meat Packers, Inc. .........................     26,127
     6,000      Nippon Oil Co., Ltd. ..............................     25,300
     5,000      Nippon Paper Industries Co. .......................     26,085
    34,000      Nippon Steel Corp. ................................     78,991
        55      Nippon Telegraph & Telephone Corp. ................    641,174
     6,000      Nippon Yusen Kabushiki Kaisha .....................     23,117
    10,000      Nissan Motor Co., Ltd. ............................     47,788
     1,000      Nissin Food Products Co., Ltd. ....................     24,390
     1,000      Nitto Denko Corp. .................................     21,000
    10,000      NKK Corp. .........................................      8,185
     9,000      Nomura Securities Co., Ltd. .......................    105,440
     3,000      NSK, Ltd. .........................................     16,470
     4,000      Obayashi Corp. ....................................     20,141
     2,000      Odakyu Electric Railway ...........................      6,697
     7,000      Oji Paper Co., Ltd. ...............................     40,513
     2,000      Olympus Optical Co., Ltd. .........................     29,582
     2,000      Omron Corp. .......................................     34,725
     1,000      Onward Kashiyama Co., Ltd. ........................     10,996
    14,000      Osaka Gas Co., Ltd. ...............................     47,573
     1,000      Pioneer Electronic Corp. ..........................     19,471
     1,000      Rohm Co., Ltd. ....................................    156,676
    20,000      Sakura Bank Ltd. ..................................     75,899
     2,000      Sankyo Co., Ltd. ..................................     50,434
     7,000      Sanyo Electric Co., Ltd. ..........................     28,475
     1,000      Secom Co., Ltd. ...................................    104,175
     5,000      Sekisui Chemical Co., Ltd. ........................     29,020
     5,000      Sekisui House Ltd. ................................     53,989
     5,000      Sharp Corp. .......................................     59,115
     1,000      Shimano, Inc. .....................................     23,687
     5,000      Shimizu Corp. .....................................     19,512
     2,000      Shin-Etsu Chemical Co., Ltd. ......................     66,970
     2,000      Shiseido Co., Ltd. ................................     29,996
     4,000      Shizuoka Bank .....................................     39,884
     1,700      Sony Corp. ........................................    183,423
    13,000      Sumitomo Bank Ltd. ................................    161,331
     8,000      Sumitomo Chemical Co. .............................     36,709
     5,000      Sumitomo Corp. ....................................     36,585
     4,000      Sumitomo Electric Industries ......................     45,506

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

    Shares                          Description                            Value
-------------   --------------------------------------------------   ----------------
     3,000      Sumitomo Marine & Fire Insurance Co. .............   $  18,107
    14,000      Sumitomo Metal Industries ........................      17,478
     2,000      Sumitomo Metal Mining Co. ........................       8,269
     3,000      Taisei Corp. .....................................       6,598
     2,000      Taisho Pharmaceutical Co. ........................      66,143
     1,000      Takashimaya Co., Ltd. ............................       9,566
     4,000      Takeda Chemical Industries .......................     185,531
     5,000      Teijin Ltd. ......................................      20,256
       918      Thomson CSF ......................................      31,876
     3,000      Tobu Railway Co., Ltd. ...........................       8,508
       100      Toho Co. .........................................      14,634
     2,600      Tohoku Electric Power ............................      39,382
    11,000      Tokai Bank .......................................      62,753
     7,000      Tokio Marine & Fire Insurance Co. ................      76,106
     1,000      Tokyo Dome Corp. .................................       5,804
     6,100      Tokyo Electric Power Co. .........................     128,859
     1,000      Tokyo Electron Ltd. ..............................      67,879
    17,000      Tokyo Gas Co., Ltd. ..............................      41,885
     5,000      Tokyu Corp. ......................................      12,609
     4,000      Toppan Printing Co., Ltd. ........................      44,680
     6,000      Toray Industries, Inc. ...........................      30,062
     1,000      Tostem Corp. .....................................      19,223
     2,000      Toto Ltd. ........................................      15,461
     1,000      Toyo Seikan Kaisha ...............................      22,489
     2,000      Toyoda Automatic Loom Works ......................      33,981
    16,000      Toyota Motor Corp. ...............................     506,656
     1,000      Uny Co., Ltd. ....................................      15,048
     1,000      Wacoal Corp. .....................................      10,186
     1,000      Yamaha Corp. .....................................      12,030
     2,000      Yamanouchi Pharmaceutical Co., Ltd. ..............      76,561
     2,000      Yamato Transport Co., Ltd. .......................      34,890
     1,000      Yamazaki Baking Co., Ltd. ........................      12,418
                                                                     ---------
                                                                     8,122,146
                                                                     ---------
                NETHERLANDS - 5.49%
     6,577      ABN Amro Holdings NV .............................     142,309
     2,607      AEGON NV .........................................     188,969
     1,341      Akzo Nobel .......................................      56,373
        73      ASR Verzekeringsgroep NV .........................       4,810
     3,416      Elsevier NV ......................................      39,596
       173      Getronics NV .....................................       6,649
     1,344      Heineken NV ......................................      68,755
     4,118      ING Groep NV .....................................     222,757
     2,763      Koninklijke Ahold NV (a) .........................      95,085
     2,227      Koninklijke KPN NV ...............................     104,404
     1,545      Philips Electronics NV ...........................     152,327
       157      Oce NV ...........................................       3,996
     9,191      Royal Dutch Petroleum Company ....................     537,893
     2,324      TNT Post Group NV ................................      55,433
     2,576      Unilever NV-CVA ..................................     173,451
     1,128      Wolters Kluwer NV-CVA ............................      44,862
                                                                     ---------
                                                                     1,897,669
                                                                     ---------
                NEW ZEALAND - 0.16%
    12,304      Brierley Investments Ltd. ........................       3,453
     6,498      Carter Holt Harvey Ltd. ..........................       7,775
     2,801      Lion Nathan Ltd. .................................       6,703
     8,619      Telecom Corp. of New Zealand Ltd. ................      36,963
                                                                     ---------
                                                                        54,894
                                                                     ---------

    Shares                          Description                            Value
-------------   --------------------------------------------------   ----------------
                NORWAY - 0.39%
       300      Bergesen d.y. ASA-A ..............................   $   4,416
     1,950      Christiania Bank Og Kreditkasse ..................       7,002
     3,600      Den Norske Bank ASA ..............................      11,877
       210      Kvaerner ASA-A ...................................       4,317
       400      Merkantildata ASA ................................       3,857
     1,150      Norsk Hydro ASA ..................................      43,340
       200      Norske Skogsindustrier ASA 'A' Free ..............       7,360
     1,150      Orkla ASA-A ......................................      17,876
       600      Petroleum-Geo Services ASA (a) ...................       9,022
       350      Schibsted ASA ....................................       3,931
     2,000      Storebrand ASA-A (a) .............................      13,450
       200      Tomra Systems ASA ................................       7,512
                                                                     ---------
                                                                       133,960
                                                                     ---------
                PORTUGAL - 0.50%
       844      Banco Comercial Portugues, SA ....................      21,853
       662      Banco Espirito Santo e Comercial de
                Lisboa, SA .......................................      15,388
       344      BPI-SGPS, SA (a) .................................       7,003
       300      Brisa Auto-Estradas de Portugal, SA ..............      12,364
       500      Cimpor-Cimentos de Portugal, SA ..................      12,879
     2,823      Electricidade de Portugal, SA ....................      50,786
       400      Jeronimo Martins, SGPS, SA .......................      13,201
       905      Portugal Telecom, SA .............................      36,786
       100      Sonae Investimentos, SGPS, SA ....................       3,398
                                                                     ---------
                                                                       173,658
                                                                     ---------
                SINGAPORE - 0.95%
     3,000      City Developments Ltd. ...........................      19,213
     5,000      DBS Land Ltd. ....................................       9,988
     4,600      Development Bank of Singapore Ltd. ...............      56,216
     5,042      Oversea-Chinese Banking Corp., Ltd. ..............      42,066
    15,000      Sembcorp Industries Ltd. .........................      23,796
     5,000      Singapore Airlines Ltd. ..........................      47,591
     2,048      Singapore Press Holdings Ltd. - 100 ..............      35,256
    19,000      Singapore Technologies Enginnering Ltd. ..........      21,545
    30,000      Singapore Telecommunications Ltd. ................      51,469
     3,000      United Overseas Bank Ltd. ........................      20,975
                                                                     ---------
                                                                       328,115
                                                                     ---------
                SLOVAKIA - 0.08%
     2,500      Skandinaviska Enskilda Ban-A .....................      29,158
                                                                     ---------
                SPAIN - 2.90%
     2,102      Argentaria SA ....................................      47,842
     1,578      Autopistas Concesionaria Espanola SA .............      18,456
     8,914      Banco Bilbao Vizcaya SA ..........................     128,675
    15,721      Banco Santander SA ...............................     163,601
       135      Corporacion Financiera Alba SA ...................      21,838
       933      Dragados & Construcciones SA .....................      10,930
     4,551      Endesa SA ........................................      96,971
       366      Fomento de Construcciones y
                Contratas SA .....................................      20,930
       723      Gas Natural SDG, SA ..............................      52,518
     4,089      Iberdrola SA......................................      62,228
     3,882      Repsol SA ........................................      79,196
       313      Sociedad General de Aguas de
                Barcelona SA .....................................      16,130
       481      Sol Melia, S.A. ..................................      20,295

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

    Shares                        Description                          Value
-------------   ----------------------------------------------        --------
       998      Tabacalera SA-A ..............................   $  20,154
     4,570      Telefonica SA ................................     219,943
       555      Vallehermoso SA ..............................       5,370
       592      Union Electrica Fenosa SA ....................       7,734
       366      Zaradoya Otis SA .............................       9,183
                                                                 ---------
                                                                 1,001,994
                                                                 ---------
                SWEDEN - 2.31%
     4,400      ABB AB-A .....................................      58,575
       400      AGA AB-A .....................................       4,995
       900      Atlas Copco AB-A .............................      24,546
       600      Drott AB (a) .................................       4,877
     1,800      Electrolux AB-Ser. B .........................      37,746
     8,400      Ericsson Telecommunications-B ................     269,667
     2,600      Forenings Sparbanken AB ......................      36,757
     3,900      Hennes & Mauritz AB-B ........................      96,486
       200      Netcom Systems AB (a) ........................       6,739
     1,000      Sandvik AB-A .................................      21,854
     1,600      Securitas AB-B ...............................      23,939
     3,000      Skandia Forsakrings AB .......................      56,195
       600      Skanska AB-B .................................      22,655
     1,000      Svenska Cellulosa AB-B .......................      25,918
     4,000      Svenska Handelsbanken-A ......................      48,066
       300      Volvo AB-A ...................................       8,659
     1,800      Volvo AB-B ...................................      52,272
                                                                 ---------
                                                                   799,946
                                                                 ---------
                SWITZERLAND - 6.38%
        30      ABB AG-Bearer ................................      44,359
        80      Adecco SA ....................................      42,842
        30      Alusuisse-Lonza Holdings AG ..................      34,947
     1,140      Credit Suisse Group ..........................     197,146
        31      Holderbank Financiere Glarus AG-B ............      36,570
        31      Holderbank Financiere Glarus AG-Reg ..........       9,865
       170      Nestle SA ....................................     306,120
       295      Novartis AG-Registered .......................     430,505
         7      Roche Holdings AG-Bearer .....................     115,204
        30      Roche Holdings AG-Genusschine ................     308,197
        50      SAirGroup ....................................      10,463
        60      Schweizerische Rueckversicherungs-
                Gesellschaft .................................     114,176
        20      Sulzer AG ....................................      12,150
       340      Swisscom AG (a) ..............................     127,869
       100      The Swatch Group AG ..........................      14,272
       915      UBS AG .......................................     272,941
       225      Zurich Allied AG .............................     127,869
                                                                 ---------
                                                                 2,205,495
                                                                 ---------
                UNITED KINGDOM - 21.34%
     6,075      Abbey National Plc. ..........................     114,047
     6,739      Allied Zurich AG (a) .........................      84,713
       525      Anglian Water Plc. ...........................       5,801
     1,422      Arjo Wiggins Appleton Plc. ...................       4,942
     3,939      Associated British Foods Plc. ................      26,015
     4,842      AstraZeneca Group PLC (a) ....................     188,814
     4,537      BAA Plc. .....................................      43,624
     6,451      Barclays Plc. ................................     187,709
     3,412      Bass Plc. ....................................      49,506
     1,411      BBA Group Plc. ...............................      10,809

    Shares                        Description                          Value
-------------   ----------------------------------------------        -------
       871      Berkley Group Plc. ...........................   $  10,448
    17,657      BG Plc. ......................................     107,848
     3,707      Blue Circle Industries Plc. ..................      24,658
     2,096      BOC Group Plc. ...............................      40,967
     3,913      Boots Co. Plc. ...............................      46,475
     1,890      BP Amoco Plc .................................     205,065
     2,675      BPB Plc. .....................................      15,938
     9,406      British Aerospace Plc. .......................      61,047
     6,587      British Airways Plc. .........................      45,451
     9,742      British American Tobacco Plc. ................      91,598
     2,369      British Land Co. Plc. ........................      19,810
    30,275      British Petroleum Co. Plc. ...................     542,588
     7,373      British Sky Broadcasting Group Plc. ..........      68,394
     6,485      British Steel Plc. ...........................      16,790
    27,516      British Telecommunications Plc. ..............     461,046
     2,725      Bunzl Plc. ...................................      13,509
       705      Burmah Castrol Plc. ..........................      13,402
    10,334      Cable & Wireless Plc. ........................     131,696
    10,086      Cadbury Schweppes Plc. .......................      63,950
     2,152      Carlton Communications Plc. ..................      17,859
    13,283      Centrica Plc. (a) ............................      31,249
     5,612      CGU Plc. .....................................      81,073
     4,210      Compass Group Plc. ...........................      41,741
    14,668      Diageo Plc. ..................................     153,173
       865      Electrocomponents Plc. .......................       6,401
     5,058      EMI Group Plc. ...............................      40,581
    13,474      General Electric Co. Plc. ....................     137,412
     3,896      GKN Plc. .....................................      66,508
    15,494      Glaxo Wellcome Plc. ..........................     430,567
     4,820      Granada Group Plc. ...........................      89,423
     4,311      Great Universal Stores Plc. ..................      47,770
     9,650      Halifax Plc. .................................     114,766
     3,762      Hanson Plc. ..................................      33,415
     8,082      HSBC Holdings Plc. ...........................     286,124
     3,929      HSBC Holdings Plc. (75P) .....................     139,159
     2,904      Imperial Chemical Industries Plc. ............      28,700
       855      Jarvis Plc. ..................................       4,023
     5,752      Kingfisher Plc. ..............................      66,186
     4,347      Ladbroke Group Plc. ..........................      17,250
     2,668      Land Securities Plc. .........................      35,872
     2,064      Lasmo Plc. (a) ...............................       4,717
    21,913      Legal & General Group Plc. ...................      55,783
    23,317      Lloyds TSB Group Plc. ........................     316,079
    12,269      Marks & Spencer Plc. .........................      70,974
     5,051      Mediaset SPA (a) .............................      44,861
     2,337      MEPC Plc. ....................................      19,063
     3,658      Misys Plc. ...................................      31,309
     8,911      National Grid Group Plc. .....................      62,013
     5,043      National Power Plc. ..........................      36,725
       698      Next Plc. ....................................       8,477
     2,613      Pearson Plc. .................................      53,091
     2,755      Peninsular and Oriental Steam Navigation
                Company ......................................      41,363
       329      Pernod Ricard ................................      22,034
    13,305      Pirelli S.P.A. ...............................      36,191
     1,767      Provident Financial Plc. (a) .................      24,343
     8,357      Prudential Corp. Plc. ........................     123,033
     2,696      Railtrack Group Plc. .........................      55,117

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

    Shares                       Description                         Value
-------------   --------------------------------------------   ----------------
     110        OMV AG .....................................   $    9,803
   1,793        Rank Group Plc. ............................        7,129
   5,839        Reed International Plc. ....................       38,955
  13,807        Rentokil Initial Plc. ......................       53,864
   6,093        Reuters Holdings Plc. ......................       80,146
   1,140        Rexam Plc. .................................        4,600
   5,479        Rio Tinto Plc. .............................       91,847
   1,460        RMC Group Plc. .............................       23,508
   6,721        Rolls-Royce Plc. ...........................       28,445
   3,788        Royal Bank of Scotland Group Plc. ..........       77,143
   6,099        Royal & Sun Alliance Insurance
                Group Plc. .................................       54,613
   4,959        Safeway Plc. ...............................       19,874
   9,258        Sainsbury (J.) Plc. ........................       58,372
   1,500        Schroders Plc. .............................       30,642
   6,241        Scottish Power Plc. ........................       53,909
   3,504        Scottish & Newcastle Plc. ..................       36,481
   3,348        Scottish & Southern Energy Plc. ............       34,250
  19,388        Siebe Plc. .................................       91,834
  23,950        SmithKline Beechman Plc. ...................      311,259
     851        Smiths Industries Plc. .....................       11,241
   3,669        Stagecoach Holdings Plc. ...................       13,143
     914        Tate & Lyle Plc. ...........................        5,730
  33,259        Tesco Plc. .................................       85,583
   1,264        Thames Water Plc. ..........................       20,043
     948        TI Group Plc. ..............................        6,351
  14,082        Unilever Plc. ..............................      125,190
   2,352        United Utilities Plc. ......................       28,584
  13,260        Vodafone Group Plc. ........................      261,263
   3,356        Williams Holding Plc. ......................       22,165
   2,166        Wolseley Plc. ..............................       16,303
   2,797        Zeneca Group Plc. ..........................      108,191
                                                               ----------
                                                                7,381,546
                                                               ----------
TOTAL COMMON STOCKS (Cost $30,223,317)                         33,159,070
                                                               ----------
                PREFERRED STOCKS - 0.61%
                AUSTRALIA - 0.16%
   7,486        News Corp., Ltd. ...........................       56,959
                                                               ----------
                AUSTRIA - 0.08%
     505        Bank Austria AG ............................       26,537
                                                               ----------
                GERMANY - 0.34%
     550        RWE AG .....................................       19,098
     200        SAP AG-Vorzug ..............................       79,852
     500        Volkswagen AG ..............................       18,469
                                                               ----------
                                                                  117,419
                                                               ----------
                ITALY - 0.03%
   5,404        Fiat SPA ...................................        8,658
                                                               ----------
TOTAL PREFERRED STOCKS (Cost $183,874)                            209,573
                                                               ----------
                RIGHTS & WARRANTS - 0.05%
                FRANCE - 0.05%
       3        AXA-UAP ....................................          110
     145        Bouygues Rts. ..............................          385
     521        LVMH Bonus Rts. ............................       15,299
                                                               ----------
                                                                   15,794
                                                               ----------

    Shares                       Description                         Value
-------------   --------------------------------------------   ----------------
                HONG KONG - 0.00%
     350        Wharf Holdings Ltd. -WT 12/99 ..............   $      325
                                                               ----------
                ITALY - 0.00%
  12,589        Olivetti SPA RTS ...........................        1,693
                                                               ----------
                PORTUGAL - 0.00%
   1,200        Portugal Telecom Rtsc ......................           12
                                                               ----------
                SPAIN - 0.00%
       3        Aguas DeBarcelona New ......................          155
                                                               ----------
TOTAL RIGHTS AND WARRANTS (Cost $0)                                17,979
                                                               ----------

 Principal
   Amount
-----------
            SHORT TERM INSTRUMENTS (B) - 2.83%
            U.S.A. - 2.83%
$ 330,000   U.S. Treasury Bill, 4.45%, 8/19/1999 (c)......     328,003
  660,000   U.S. Treasury Bill, 4.69%, 10/7/1999 .........     651,644
                                                               -------
TOTAL SHORT TERM INSTRUMENTS (Cost $977,846)                   979,647
                                                               -------
TOTAL INVESTMENTS (Cost $31,385,037)..............99.34%    34,366,269
OTHER ASSETS IN EXCESS OF LIABILITIES............. 0.66%       227,966
                                                            ----------
NET ASSETS.......................................100.00%   $34,594,235
                                                           ===========

---------------------
 (a) Non-income producing security.
 (b) Average yield at time of purchase.
 (c) Pledged as collateral for open futures contracts.

INDUSTRY DIVERSIFICATION (AS A PERCENTAGE OF NET ASSETS):
(UNAUDITED)
INDUSTRY                                        % OF NET ASSETS
----------                                      ----------------
Appliances & Household Durables ..............        1.89%
Automobiles ..................................        3.96
Banking ......................................       14.35
Beverages & Tobacco ..........................        1.77
Broadcasting & Publishing ....................        1.49
Business & Public Services ...................        4.03
Chemicals ....................................        2.21
Electrical & Electronics .....................        4.84
Electronic Composition & Instruments .........        1.75
Energy Sources ...............................        6.32
Financial Services ...........................        1.64
Food & Household Products ....................        2.83
Health & Personal Care .......................        8.50
Insurance ....................................        6.03
Merchandising ................................        3.95
Other ........................................       17.27
Real Estate ..................................        1.63
Telecommunications ...........................       11.28
Utilities ....................................        4.26
                                                    ------
                                                    100.00%
                                                    ======

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
At June 30, 1999, the Fund's open futures contracts were as follows:

 NUMBER OF                                                                      UNREALIZED
 CONTRACTS      CONTRACT      EXPIRATION       OPENING          CURRENT        APPRECIATION
 PURCHASED        TYPE           DATE          POSITION      MARKET VALUE     (DEPRECIATION)
-----------   ------------   ------------   -------------   --------------   ---------------
      1        IBEX PLUS        7/16/99      $  105,811       $  104,967        $    (844)
      1        Hang Seng        7/29/99          89,974           87,322           (2,652)
      1          TOPIX           9/9/99         111,022          116,329            5,307
     11       Nikkei 300         9/9/99         246,891          252,013            5,122
      4        FTSE 100         9/17/99         414,823          400,210          (14,613)
      3           DAX           9/17/99         417,923          416,403           (1,520)
      4         CAC 40          9/30/99         182,904          188,039            5,135
                                             ----------       ----------        ---------
                                             $1,569,348       $1,565,283        $  (4,065)
                                             ==========       ==========        =========

At June 30, 1999, the Fund's open forwards currency exchange contracts were as follows:

    FORWARD FOREIGN CURRENCY BUY CONTRACTS:
                                                                                      UNREALIZED
                                    SETTLEMENT     CONTRACTS AT     IN EXCHANGE      APPRECIATION
      CONTRACTS TO DELIVER             DATE            VALUE         FOR U.S. $     (DEPRECIATION)
--------------------------------   ------------   --------------   -------------   ---------------
   1,648,000     Euro Monetary       7/26/99        $1,701,287      $1,706,751        $ (5,464)
  85,365,000     Japanese Yen        7/26/99           708,463         703,751           4,712
     484,000     British Pound       7/26/99           763,028         765,277          (2,249)
                                                                                      --------
                                                                                        (3,001)
                                                                                      ========

                                                                                      UNREALIZED
                                    SETTLEMENT     CONTRACTS AT     IN EXCHANGE      APPRECIATION
      CONTRACTS TO RECEIVE             DATE            VALUE         FOR U.S. $     (DEPRECIATION)
--------------------------------   ------------   --------------   -------------   ---------------
   1,366,000     Euro Monetary       7/26/99        $1,410,169      $1,429,628        $ 19,459
  68,402,000     Japanese Yen        7/26/99           567,683         566,298          (1,385)
     397,000     British Pound       7/26/99           625,872         630,992           5,120
                                                                                      --------
                                                                                      $ 23,194
                                                                                      ========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investments at value (cost $31,385,037)..................................................     $ 34,366,269
 Receivable for Investment securities sold ...............................................        1,368,234
 Interest and dividends receivable .......................................................          153,420
 Deferred organizational costs and other assets ..........................................           33,334
                                                                                               ------------
   Total Assets ..........................................................................       35,921,257
                                                                                               ------------
LIABILITIES:
 Due to Custodian ........................................................................        1,235,762
 Variation margin for futures contracts ..................................................            9,741
 Investment advisory fee payable .........................................................            3,253
 Administration fee payable ..............................................................            4,065
 Trustees'/Directors fee payable .........................................................            2,019
 Custody fee payable .....................................................................           38,668
 Other accrued expenses ..................................................................           33,514
                                                                                               ------------
   Total Liabilities .....................................................................        1,327,022
                                                                                               ------------
NET ASSETS ...............................................................................     $ 34,594,235
                                                                                               ============
COMPOSITION OF NET ASSETS:
 Paid-in-capital (2,972,102 outstanding shares of beneficial interest) ...................     $ 29,595,117
 Undistributed net investment income .....................................................          531,119
 Accumulated net realized gain on investments, foreign currency transactions and futures          1,552,883
  contracts
 Net unrealized appreciation of investments, assets and liabilities in foreign currency
   and futures contracts..................................................................        2,915,116
                                                                                               ------------
TOTAL NET ASSETS .........................................................................     $ 34,594,235
                                                                                               ============
NET ASSET VALUE ..........................................................................     $      11.64
                                                                                               ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
 Interest ................................................................................     $   66,079
 Dividends ...............................................................................        548,386
   Less foreign taxes withheld ...........................................................        (67,994)
                                                                                               ----------
   Total Investment Income ...............................................................        546,471
                                                                                               ----------
EXPENSES:
 Advisory fees ...........................................................................         91,343
 Administration fees .....................................................................         39,019
 Custodian fees ..........................................................................         38,668
 Fund accounting fees ....................................................................         17,702
 Professional fees .......................................................................         15,051
 Trustees fees ...........................................................................          9,066
 Printing fees ...........................................................................          9,007
 Registation and filing fees .............................................................          3,661
 Transfer agent fees .....................................................................          3,619
 Amortization of organizational costs ....................................................          2,067
 Other ...................................................................................          1,559
                                                                                               ----------
   Total expenses before waiver/reimbursement ............................................        230,762
   Less waiver/reimbursement by Advisor ..................................................        (85,926)
   Less waiver by Administrator ..........................................................        (15,000)
                                                                                               ----------
   Total expenses net of waiver/reimbursement ............................................        129,836
                                                                                               ----------
NET INVESTMENT INCOME ....................................................................        416,635
                                                                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
 Net realized gain on investments ........................................................      1,460,531
 Net realized gain on futures contracts ..................................................        643,848
 Net realized loss on foreign currency transactions ......................................       (354,988)
 Net change in unrealized appreciation (depreciation) on investments .....................       (285,644)
 Net change in unrealized appreciation (depreciation) on futures, foreign currencies and
    forward currency contracts............................................................       (168,752)
                                                                                                ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ........      1,294,995
                                                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................     $1,711,630
                                                                                               ==========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 1999       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 1998
                                                                                           ----------------- ------------------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
  Net investment income ..................................................................   $     416,635      $    280,241
  Net realized gain on investments, futures contracts and foreign currency transactions ..       1,749,391           100,196
  Net change in unrealized appreciation (depreciation) of investments,
   assets and liabilities in foreign currency and futures contracts ......................        (454,396)        4,388,022
                                                                                             -------------      ------------
   Net increase in net assets resulting from operations ..................................       1,711,630         4,768,459
                                                                                             -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ..................................................................              --          (492,028)
  Net realized gain on investments .......................................................              --           (30,752)
                                                                                             -------------      ------------
   Total distributions ...................................................................              --          (522,780)
                                                                                             -------------      ------------
SHARE TRANSACTIONS:
  Net proceeds from sale of shares .......................................................      18,339,587        18,290,262
  Issued to shareholders in reinvestment of distributions ................................              --           522,780
  Costs of shares repurchased ............................................................     (21,412,582)       (1,512,182)
                                                                                             -------------      ------------
   Net increase (decrease) in net assets from share transactions .........................      (3,072,995)       17,300,860
                                                                                             -------------      ------------
   Net increase (decrease) in net assets .................................................      (1,361,365)       21,546,539
                                                                                             -------------      ------------
NET ASSETS:
  Beginning of period ....................................................................      35,955,600        14,409,061
                                                                                             -------------      ------------
  End of period ..........................................................................   $  34,594,235      $ 35,955,600
                                                                                             =============      ============
  Undistributed net investment income ....................................................   $     531,119      $    114,484
                                                                                             =============      ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding throughout each period

                                                                            FOR THE SIX                         FOR THE PERIOD
                                                                            MONTHS ENDED                       AUGUST 22, 19971
                                                                           JUNE 30, 1999       YEAR ENDED           THROUGH
                                                                            (UNAUDITED)    DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                          --------------- ------------------- ------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................     $ 11.18           $  9.34           $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................        0.14              0.12             0.02(2)
 Net realized and unrealized gain (loss) on investments, future contracts
   and foreign currency transactions ....................................        0.32              1.89             (0.68)
                                                                              -------           -------           --------
 Net increase (decrease) in net asset value from operations .............        0.46              2.01             (0.66)
                                                                              -------           -------           --------
LESS DISTRIBUTIONS:
 Distributions from net investment income ...............................          --            ( 0.16)                --
 Distributions from net realized gain on investments ....................          --            ( 0.01)                --
                                                                              -------           -------           --------
   Total distributions ..................................................          --            ( 0.17)                --
                                                                              -------           -------           --------
NET ASSET VALUE, END OF PERIOD ..........................................     $ 11.64           $ 11.18           $  9.34
                                                                              =======           =======           ========
TOTAL RETURN(4)..........................................................        4.11%            21.60%            (6.60)%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000s) .....................................    $ 34,594           $35,956          $ 14,409
Ratios to average net assets:
 Net investment income including reimbursement/waiver ...................      2.08%(3)            1.20%           0.72%(3)
 Net investment income (loss) excluding reimbursement/waiver ............      1.58%(3)            0.19%         (1.38%)(3)
 Operating expenses including reimbursement/waiver ......................      0.65%(3)            0.65%           0.65%(3)
 Operating expenses excluding reimbursement/waiver ......................      1.15%(3)            1.66%           2.75%(3)
Portfolio turnover rate .................................................        21%                  7%              0%(5)

----------
(1) Commencement of operations.
(2) Based on average shares method.
(3) Annualized.
(4) Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.
(5) Less than 1%.

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The BT Insurance Funds Trust (the "Trust"), is currently comprised of seven series: Equity 500 Index Fund, Small Cap Index Fund, EAFE(R) Equity Index Fund, International Equity Fund, Small Cap Fund, U.S. Bond Index Fund, and the Managed Assets Fund. The Trust is an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Trust was organized as a Massachusetts business trust on January 19, 1996.

The accompanying financial statements and financial highlights are those of the EAFE(R) Equity Index Fund (the "Fund") which commenced operations on August 22, 1997.

B. SECURITY VALUATION
The portfolio's investments, which are traded on a recognized stock exchange or for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities traded on national stock exchanges or other domestic exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. FUTURES CONTRACTS
The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to enable the Fund to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a specified price at a future date. These contracts are used in an attempt to protect against fluctuations in foreign currency exchange rates that would adversely affect the portfolio position or an anticipated investment position. Forward foreign currency exchange contracts are valued at the daily forward exchange rate of the underlying currency. Gains or losses on the purchase or sale of forward foreign currency exchange contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's securities. but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

F. FOREIGN CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when earned or accrued.

Net foreign exchange losses of $44,639 represent foreign exchange gains and losses from holding foreign currencies, exchange gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities are reflected as a component of net unrealized appreciation (depreciation) of investments, assets and liabilities in foreign currency and futures contracts.

G. FOREIGN SECURITIES
The Fund invests in foreign securities. Investing in securities of foreign companies involves special risks and considerations not typically associated with investing in the securities of U.S. companies. These risks include re-evaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

H. FEDERAL INCOME TAXES
The Fund intends to continue to elect to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute all of its net taxable income. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

I. EXPENSES
The Trust accounts separately for the assets, liabilities and operations of each of its Series. Expenses directly attributable to a Series

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
are charged to that Series, while the expenses which are attributable to more than one Series of the Trust are allocated based upon the relative net assets of each Series.

J. ORGANIZATION COSTS
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years commencing on August 22, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

K. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS Dividends from net investment income and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Distributions from net realized gains for book purposes may involve short-term capital gains, which are included as ordinary income for tax purposes.

L. SHARES OF BENEFICIAL INTEREST
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:

                      SIX MONTHS ENDED        YEAR ENDED
                        JUNE 30, 1999      DECEMBER 31, 1998
                     ------------------   ------------------
                           SHARES               SHARES
                     ------------------   ------------------
 Shares sold          1,615,053            1,768,419
 Reinvestment of
  dividends                   0               48,903
 Shares redeemed     (1,858,501)            (143,685)
                     ----------            ---------
 Net increase
    (decrease)         (243,448)           1,673,637
                     ==========            =========

M. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.65% of average daily net assets. For the six months ended June 30, 1999, the gross Advisory fee and waiver were as follows:

 GROSS ADVISORY    ADVISORY FEE
      FEE             WAIVED
---------------   -------------
  $    91,343        $85,926

First Data Investor Services Group, Inc. ("Investor Services Group") serves as Administrator and Transfer Agent of the Trust. For services rendered as the Trust's Administrator, Investor Services Group receives the following fees, accrued daily, and paid monthly.

                     ADMINISTRATION FEES
-------------------------------------------------------------
 FEE % OF THE TRUST'S
   DAILY NET ASSETS            AVERAGE DAILY NET ASSETS
---------------------   -------------------------------------
            0.02  %               Up to $2 billion
            0.01  %     Over $2 billion and up to $5 billion
           0.0075%                 Over $5 billion

Investor Services Group also receives a $70,000 flat fee per year, per Series of the Trust, paid monthly.

Investor Services Group waived $15,000 of its fees for the six months ended June 30, 1999.

The Trust does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $2,500.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES The aggregate cost of purchases and proceeds from the sale of investments, other than short-term obligations, for the six months ended June 30, 1999, were $7,499,416 and $7,690,823, respectively.

The aggregate gross unrealized appreciation and depreciation for all securities as computed on a federal income tax basis, at June 30, 1999 is as follows:

 APPRECIATION      DEPRECIATION          NET             COST
--------------   ----------------   -------------   --------------
$4,374,563       $(1,393,330)       $2,981,233      $31,385,037

NOTE 4 -- OTHER INFORMATION
On November 30, 1998, BT Corporation, Deutsche Bank, A.G. ("Deutsche Bank") and Circle Acquisition Corporation entered into an Agreement and Plan of Merger (the "Merger Agreement"). Pursuant to the terms of the Merger Agreement, Circle Acquisition Corporation, a wholly-owned New York subsidiary of Deutsche Bank, merged with and into BT Corporation on June 4, 1999, with BT Corporation continuing as the surviving entity (the "Merger"). Under the terms of the Merger, each outstanding share of BT Corporation common stock was converted into the right to receive $93 in cash, without interest. Since the Merger, BT Corporation, along with its affiliates, has continued to offer the range of financial products and services, including investment advisory services, that it offered prior to the Merger.

As a result of the Merger, BT Corporation became a wholly-owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, funds management companies, mortgage banks and a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies. At March 31, 1999, the Deutsche Bank Group had total assets of US $727 billion. The Deutsche Bank Group's capital and reserves at March 31, 1999 were US $19.6 billion.

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BT INSURANCE FUNDS TRUST

EAFE(R) EQUITY INDEX FUND

INVESTMENT ADVISOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

ADMINISTRATOR AND TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP, INC.
3200 Horizon Drive
King of Prussia, PA 19406

DISTRIBUTOR
FIRST DATA DISTRIBUTORS, INC.
4400 Computer Drive
Westborough, MA 01581

CUSTODIAN
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
2001 Market Street
Philadelphia, PA 19103

COUNSEL
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY 10019

                              -------------------
            For information on how to invest, shareholder account information and current price and yield information, please contact your insurance company representative. This report must be preceded or accompanied by a current prospectus for the Fund.
                              -------------------

                                      EAFE(R) Equity Index Fund Cusip #00576E508
                                                               INSEAFE200 (6/99)